Trade and other payables (Tables)	11 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Components of trade and other payables

	December 31, 2019	January 31, 2019
		(Adjusted*)
	£000	£000
Trade payables	3,389	4,422
Other taxes and social security	245	190
Accruals	4,353	3,963
Other creditors	33	158
	8,020	8,733

* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’